Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Aug. 01, 2025 USD ($)		May 13, 2025	Apr. 02, 2025 USD ($)	[2]	Apr. 01, 2025 USD ($)		Feb. 28, 2025 USD ($)		Feb. 25, 2025 USD ($)		Jan. 28, 2025	Feb. 20, 2024 USD ($) [2]
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

After considering these factors, the committee approved the following grant date value of 2025 equity awards in February 2025, as compared to the grant date value of 2024 equity awards:

		Grant Date Fair Value of Target 2025 LTI Awards
NEO	Grant Date Fair Value of Target 2024 Annual LTI Award(1)	Grant Date Fair Value of Target 2025 Annual LTI Award(1)	New Hire Awards(2)	Percentage Change of All 2025 Annual LTI Awards at Target From 2024 Annual LTI Awards at Target, each at Time of Grant
Ivan Tornos	$11,750,148	$12,000,101	$—	2%
Suketu Upadhyay	$4,000,072	$4,000,104	$—	0%
Kevin Thornal	$—	$5,300,085	$—	100%
Jehanzeb Noor	$—	$1,800,110	$3,300,103	100%
Wilfred van Zuilen	$1,800,130	$2,000,052	$—	11%

(1) Reflects only the grant date fair value of equity awards approved by the committee at its February 19, 2024 meeting and its February 24, 2025 meeting, and via unanimous written consent in connection with hiring Mr. Thornal.

(2) Reflects the grant date fair value of the equity awards approved by the committee via unanimous written consent in connection with hiring Mr. Noor.

Ivan Tornos
Awards Close in Time to MNPI Disclosures
Name									Ivan Tornos
Fair Value as of Grant Date									$ 0	[1]	$ 12,000,101	[2]		$ 11,750,148
Underlying Security Market Price Change											2
Suketu Upadhyay
Awards Close in Time to MNPI Disclosures
Name									Suketu Upadhyay
Fair Value as of Grant Date									$ 0	[1]	$ 4,000,104	[2]		4,000,072
Underlying Security Market Price Change											0
Kevin Thornal
Awards Close in Time to MNPI Disclosures
Name		Kevin Thornal
Fair Value as of Grant Date		$ 5,300,085	[2]						$ 0	[1]				0
Underlying Security Market Price Change				100
Jehanzeb Noor
Awards Close in Time to MNPI Disclosures
Name							Jehanzeb Noor
Fair Value as of Grant Date					$ 1,800,110		$ 3,300,103	[1]						0
Underlying Security Market Price Change													100
Wilfred van Zuilen
Awards Close in Time to MNPI Disclosures
Name									Wilfred van Zuilen
Fair Value as of Grant Date									$ 0	[1]	$ 2,000,052	[2]		$ 1,800,130
Underlying Security Market Price Change											11

[1]	Reflects the grant date fair value of the equity awards approved by the committee via unanimous written consent in connection with hiring Mr. Noor.
[2]	Reflects only the grant date fair value of equity awards approved by the committee at its February 19, 2024 meeting and its February 24, 2025 meeting, and via unanimous written consent in connection with hiring Mr. Thornal.